11. Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (882,675)	$ (342,530)	$ (1,820,002)	$ (1,641,641)	$ (2,024,664)	$ (626,361)
Cash flow from operating activities			(1,077,666)	$ (1,139,589)	(1,411,703)	(445,673)
Accumulated deficit	$ (5,823,460)		$ (5,823,460)		$ (4,003,458)	$ (1,978,794)